Capital structure and financial items - Borrowings - Contractual undiscounted cash flows (Details) kr in Millions, € in Billions	Dec. 31, 2023 DKK (kr)	Dec. 31, 2022 DKK (kr)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 DKK (kr)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	kr 6,085	kr 4,993
Lease liabilities	5,726	4,529
Leases, non-current liabilities	4,552	3,543
Leases, current liabilities	1,174	986
Bonds issued, undiscounted cash flows	21,437	21,515
Bonds issued	20,824	20,775
Non-current portion of non-current bonds issued	15,976	20,775
Current bonds issued and current portion of non-current bonds issued	4,848	0
Total, Contractual discounted cash flows included in the balance sheet at the end of the year	27,006	25,784	€ 1.5	kr 26,645
Non-current portion of non-current borrowings	20,528	24,318
Current borrowings	6,478	1,466
Total, undiscounted cash flow	27,978	26,988
Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	1,318	1,088
Bonds issued, undiscounted cash flows	4,975	127
Total, undiscounted cash flow	6,749	1,695
1-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	1,902	1,566
Bonds issued, undiscounted cash flows	3,948	8,811
Total, undiscounted cash flow	5,850	10,377
3-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	1,253	923
Bonds issued, undiscounted cash flows	8,695	3,905
Total, undiscounted cash flow	9,948	4,828
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	1,612	1,416
Bonds issued, undiscounted cash flows	3,819	8,672
Total, undiscounted cash flow	5,431	10,088
Bank overdrafts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	456	480
Total, Contractual discounted cash flows included in the balance sheet at the end of the year	456	480
Non-current portion of non-current borrowings	0	0
Current borrowings	456	480
Bank overdrafts | Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	456	480
Bank overdrafts | 1-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	0	0
Bank overdrafts | 3-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	0	0
Bank overdrafts | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	kr 0	kr 0